RISKS (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total borrowings	$ 1,892	$ 2,079	$ 1,448	$ 1,613
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings	1,825	1,929
Fixed interest rate [member] | U.S. dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	1,825	1,929
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings		37
Floating interest rate [member] | U.S. dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings		20
Floating interest rate [member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings		17
Non Interest Accrues [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	67	113
Non Interest Accrues [Member] | U.S. dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	$ 67	$ 113